Commitments and contingencies (Details)	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)
Disclosure Of Contingent Liabilities Line Items
FCPA related charge | €	€ 200,000,000
Litigation settlement amount		$ 250,000,000
Litigation settlement insurance recovery		220,000,000
Net litigation settlement expense recorded		$ 60,000,000
Number of U.S. FDA Pending Warning Letters	1	1
Subpoena from the United States Attorney for the Northern District of Texas
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount		$ 63,700,000
Hawaii Medicaid False Claims
Disclosure Of Contingent Liabilities Line Items
Litigation settlement amount		$ 8,000,000